Barclays PLC (the Parent company) - Total equity (Details) - GBP (£) £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Equity	£ 78,236		£ 72,481		£ 71,864		£ 69,260
Repurchase of shares	2,241		1,760		1,257
Called up share capital and share premium
Disclosure of transactions between related parties [line items]
Equity	4,178	[1]	4,186	[1]	4,288	[1]	4,373
Repurchase of shares	158	[1]	205	[1]	209
Barclays PLC
Disclosure of transactions between related parties [line items]
Equity	57,989		56,986		58,028		57,667
Repurchase of shares	2,241		1,760		1,257
Barclays PLC | Called up share capital and share premium
Disclosure of transactions between related parties [line items]
Equity	£ 4,178		4,186		4,288		£ 4,373
Number of shares repurchased	636
Repurchase of shares	£ 158		£ 205		£ 209

[1]	For further details refer to Note 27.